Debt Debt Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Long-term debt maturities, 2015	$ 21.2
Long-term debt maturities, 2016	669.0
Long-term debt maturities, 2017	12.9
Long-term debt maturities, 2018	1,530.9
Long-term debt maturities, 2019	12.1
Long-term debt maturities, 2020 and thereafter	3,740.7
Debt and capital lease obligations	5,986.8	$ 6,002.4
Interest paid	404.4	$ 388.2	$ 396.1
Unamortized discount (premium), net	88.7
Unamortized debt issuance expense which will be amortized to interest expense over the next five years	$ 62.4